Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	001-42283
Entity Registrant Name	Legacy Education Inc.
Entity Central Index Key	0001836754
Entity Tax Identification Number	84-5167957
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	701 W Avenue K
Entity Address, Address Line Two	Suite 123
Entity Address, City or Town	Lancaster
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93534
City Area Code	(661)
Local Phone Number	940-9300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	LGCY
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false